Provisions (Tables)	12 Months Ended
Dec. 31, 2020
Provisions
Schedule of current and non current provisions

	At December 31,
	2020	2019
	$'m	$'m
Current	50	48
Non-current	55	29
	105	77

Schedule of restructuring and other Provisions

		Other	Total
	Restructuring	provisions	provisions
	$'m	$'m	$'m
At January 1, 2019	20	101	121
Provided	16	90	106
Released	(1)	(18)	(19)
Paid	(21)	(89)	(110)
Disposal of Food & Specialty	(9)	(11)	(20)
Exchange	—	(1)	(1)
At December 31, 2019	5	72	77
Provided	1	49	50
Released	(1)	(7)	(8)
Paid	(1)	(15)	(16)
Exchange	—	2	2
At December 31, 2020	4	101	105